CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
CONSOLIDATED INCOME STATEMENT
Revenue	$ 338.5	$ 150.8	$ 547.9	$ 274.9	$ 619.5
Port expenses, bunkers and commissions	(128.9)	(47.3)	(214.9)	(94.7)	(240.9)
Operating expenses	(51.1)	(45.4)	(100.4)	(89.7)	(190.5)
Profit from sale of vessels	0.8		0.8
Administrative expenses	(12.5)	(13.2)	(25.9)	(26.8)	(51.5)
Other operating income and expenses	6.7	(0.1)	6.4	(0.1)	0.4
Share of profit/(loss) from joint ventures	(0.1)	(0.1)	(0.1)		(0.1)
Impairment losses and reversal of impairment on tangible assets	(0.2)	(0.8)	(2.8)	(0.8)	(4.6)
Depreciation	(34.5)	(31.5)	(69.7)	(62.0)	(130.9)
Operating profit/(loss) (EBIT)	118.7	12.4	141.3	0.8	1.4
Financial income	0.3		0.3	0.1	0.2
Financial expenses	(12.0)	(10.0)	(23.9)	(19.6)	(42.4)
Profit/(loss) before tax	107.0	2.4	117.7	(18.7)	(40.8)
Tax	(0.4)	(0.3)	(0.7)	(0.5)	(1.3)
Net profit/(loss) for the year	$ 106.6	$ 2.1	$ 117.0	$ (19.2)	$ (42.1)
EARNINGS PER SHARE
Basic earnings/(loss) per share (USD)	$ 1.31	$ 0.03	$ 1.44	$ (0.25)	$ (0.54)
Diluted earnings/(loss) per share (USD)	$ 1.31	$ 0.03	$ 1.44	$ (0.25)	$ (0.54)